Share Capital	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital
SHARE CAPITAL

Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

Issued

	December 31, 2018		December 31, 2017
(000s)	Shares	Amount	Shares	Amount
Balance, beginning and end of year	72,206	$152,084	72,206	$152,084